SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and Equivalents
Maturity threshold for classification as cash and equivalents	3 months
Short-Term Investments in U.S. Treasury Securities
Maturity period of short-term investments in U.S. Treasury securities	6 months
Accounts Receivable
Allowance for doubtful accounts, balance at beginning of year	$ 65	$ 62	$ 74
Provision for bad debts	249	224	221
Write-offs, net of recoveries	(237)	(221)	(233)
Allowance for doubtful accounts, balance at end of year	77	65	62
Property, Plant and Equipment
Useful life threshold for capitalization of tangible fixed assets	1 year
Property, plant and equipment, gross	35,619	33,272
Accumulated depreciation	(20,563)	(18,530)
Property, plant and equipment, net	15,056	14,742
Depreciation	3,155	3,154	2,994
Asset impairments, assets related to the provision of wireless services	0	0	60
Segments
Number of reportable segments	3
Revenue and Costs
Advertising costs	676	653	635
Taxes collected from customers and remitted to governmental authorities	672	684	610
Income Taxes
Net cash tax refunds received from Time Warner		6
Land, Buildings and Improvements [Member]
Property, Plant and Equipment
Property, plant and equipment, gross	1,851	1,778
Land, Buildings and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment
Estimated useful life	1 year
Land, Buildings and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment
Estimated useful life	20 years
Land [Member]
Property, Plant and Equipment
Property, plant and equipment, gross	173	170
Buildings and Improvements [Member]
Property, Plant and Equipment
Estimated useful life	17 years 4 months 19 days
Distribution Systems [Member]
Property, Plant and Equipment
Property, plant and equipment, gross	23,119	21,141
Estimated useful life	13 years 2 months 9 days
Distribution Systems [Member] | Minimum [Member]
Property, Plant and Equipment
Estimated useful life	3 years
Distribution Systems [Member] | Maximum [Member]
Property, Plant and Equipment
Estimated useful life	25 years
Converters And Modems [Member]
Property, Plant and Equipment
Property, plant and equipment, gross	5,687	5,806
Converters And Modems [Member] | Minimum [Member]
Property, Plant and Equipment
Estimated useful life	3 years
Converters And Modems [Member] | Maximum [Member]
Property, Plant and Equipment
Estimated useful life	5 years
Capitalized Software Costs [Member]
Property, Plant and Equipment
Property, plant and equipment, gross	2,252	1,895
Property, plant and equipment, net	801	738
Depreciation	270	237	209
Capitalized Software Costs [Member] | Minimum [Member]
Property, Plant and Equipment
Estimated useful life	3 years
Capitalized Software Costs [Member] | Maximum [Member]
Property, Plant and Equipment
Estimated useful life	5 years
Vehicles and Other Equipment [Member]
Property, Plant and Equipment
Property, plant and equipment, gross	2,286	2,214
Vehicles and Other Equipment [Member] | Minimum [Member]
Property, Plant and Equipment
Estimated useful life	3 years
Vehicles and Other Equipment [Member] | Maximum [Member]
Property, Plant and Equipment
Estimated useful life	10 years
Construction In Progress [Member]
Property, Plant and Equipment
Property, plant and equipment, gross	$ 424	$ 438